Equity	6 Months Ended
Jun. 30, 2025
Equity [abstract]
Equity

13. Equity

On June 30, 2025, the Company’s authorized share capital amounted to € 14.1 million divided into 117,500,000 ordinary shares each with a nominal value of twelve eurocents (€0.12).

As of June 30, 2025, the total number of issued and fully paid shares was 54,737,043 (2024: 54,007,711). On June 30, 2025, the issued share capital totaled €6.6 million (2024: €6.5 million).

In March 2022, the Company filed a Form F-3 Registration Statement and prospectus, allowing the Company to sell up to $350 million of its securities with the Securities and Exchange Commission. This Registration Statement was supplemented by a prospectus supplement covering an at-the-market program providing for the sales from time to time of up to $75 million of its ordinary shares pursuant to a Sales Agreement with Leerink Partners.

As of June 30, 2025, the Company has sold a total of 593,927 ordinary shares under the sales agreement generating total net proceeds of $9.8 million (€9.3 million), after deducting $0.3 million (€0.3 million), which was payable to Leerink Partners as commission in respect of such sales. On April 12, 2024, the Company terminated the March 2022 sales agreement and entered into a new sales agreement with Leerink Partners (the “April 2024 Sales Agreement”), pursuant to which it may sell ordinary shares having an aggregate offering price of up to $175 million from time to time through Leerink Partners. In April 2024, the Company filed a Form F-3 ASR Registration Statement (the “F-3 ASR”) and prospectus, allowing the Company to sell an unspecified amount of its securities with the Securities and Exchange Commission. The F-3 ASR was supplemented by a prospectus supplement covering an at-the-market program providing for the sales from time to time of up to $175 million of its ordinary shares pursuant to the April 2024 Sales Agreement.

In June 2023, the Company sold a total of 6,951,340 ordinary shares, par value €0.12 per share, in a private placement at a purchase price of $10.07 per ordinary share. The sale generated total proceeds of approximately $70 million (€64.2 million).

In December, 2023, the Company entered into an underwriting agreement with Morgan Stanley & Co. LLC and Leerink Partners, LLC as underwriters, pursuant to which the Company agreed to issue and sell (i) 11,125,000 ordinary shares, par value €0.12 per share and (ii) pre-funded warrants to purchase up to 1,375,000 ordinary shares in an underwritten offering. The offering closed on December 8, 2023, and the Company generated net proceeds of $282.0 million (€261.6 million), after deducting bank fees of $18.0 million (€16.7 million).

The pre-funded warrants were exercised in January 2024 for gross exercise proceeds of $0.01 million and resulted in issuance of 1,375,000 ordinary shares.

In March 2024, the Company received a partial reimbursement for certain of its expenses in connection with the December 2023 offering which have been accounted for in the share premium.

Issued shares

	June 30, 2025	December 31, 2024
	Number of shares	Number of shares
Ordinary shares	54,737,043	54,379,491
	54,737,043	54,379,491